UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Spectrum Moderate Growth Allocation Fund

Investor Class (TRSGX)

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - Investor Class	$33	0.62%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,836,879
Number of Portfolio Holdings	1,860

Portfolio Turnover Rate	22.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	67.8%
Equity Funds	11.9
Bond Funds	7.0
Private Investment Companies	3.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.0
Corporate Bonds	1.7
U.S. Government & Agency Mortgage-Backed Securities	1.6
Asset-Backed Securities	0.5
Short-Term and Other	4.0

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional Emerging Markets Equity Fund	6.4%
T. Rowe Price Real Assets Fund - I Class	5.3
Blackstone Partners Offshore Fund	3.5
NVIDIA	3.3
Microsoft	3.1
Alphabet	2.6
Apple	2.5
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.2
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8
Broadcom	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F103-053 1/26

Spectrum Moderate Growth Allocation Fund

Investor Class (TRSGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Spectrum Moderate Growth Allocation Fund

I Class (TGIPX)

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - I Class	$25	0.47%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,836,879
Number of Portfolio Holdings	1,860

Portfolio Turnover Rate	22.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	67.8%
Equity Funds	11.9
Bond Funds	7.0
Private Investment Companies	3.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.0
Corporate Bonds	1.7
U.S. Government & Agency Mortgage-Backed Securities	1.6
Asset-Backed Securities	0.5
Short-Term and Other	4.0

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional Emerging Markets Equity Fund	6.4%
T. Rowe Price Real Assets Fund - I Class	5.3
Blackstone Partners Offshore Fund	3.5
NVIDIA	3.3
Microsoft	3.1
Alphabet	2.6
Apple	2.5
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.2
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8
Broadcom	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F212-053 1/26

Spectrum Moderate Growth Allocation Fund

I Class (TGIPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSGX Spectrum Moderate
Growth Allocation Fund
TGIPX Spectrum Moderate
Growth Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 40.49 $ 39.64 $ 33.70 $ 36.50 $ 44.67 $ 33.61
Investment
activities
Net investment
income
(1)(2)
0.27 0.60 0.59 0.48 0.36 0.32
Net realized and
unrealized gain/
loss 4.37 2.77 6.03 (0.86) (4.55) 11.80
Total from
investment
activities 4.64 3.37 6.62 (0.38) (4.19) 12.12
Distributions
Net investment
income — (0.62) (0.68) (0.44) (0.30) (0.34)
Net realized gain — (1.90) — (1.98) (3.68) (0.72)
Total distributions — (2.52) (0.68) (2.42) (3.98) (1.06)
NET ASSET
VALUE
End of period $ 45.13 $ 40.49 $ 39.64 $ 33.70 $ 36.50 $ 44.67

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
11.46% 8.77% 19.80% (0.62)% (10.59)% 36.53%
(4)
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.76%
(5)
0.76% 0.76% 0.76% 0.74% 0.73%
Net expenses
after waivers/
payments by
Price Associates 0.62%
(5)
0.62% 0.62% 0.62% 0.61% 0.62%
Net investment
income 1.26%
(5)
1.48% 1.61% 1.42% 0.84% 0.81%
Portfolio turnover
rate 22.8% 44.6% 42.9% 62.2% 73.5% 55.0%
Net assets, end of
period (in millions) $1,265 $1,215 $1,394 $1,358 $1,677 $3,245
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.44%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 40.50 $ 39.70 $ 33.75 $ 36.61 $ 44.82 $ 33.70
Investment
activities
Net investment
income
(1)(2)
0.31 0.67 0.64 0.54 0.49 0.37
Net realized and
unrealized gain/
loss 4.37 2.76 6.04 (0.88) (4.63) 11.84
Total from
investment
activities 4.68 3.43 6.68 (0.34) (4.14) 12.21
Distributions
Net investment
income — (0.73) (0.73) (0.54) (0.39) (0.37)
Net realized gain — (1.90) — (1.98) (3.68) (0.72)
Total distributions — (2.63) (0.73) (2.52) (4.07) (1.09)
NET ASSET
VALUE
End of period $ 45.18 $ 40.50 $ 39.70 $ 33.75 $ 36.61 $ 44.82

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
11.56% 8.93% 19.99% (0.50)% (10.46)% 36.71%
(4)
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.61%
(5)
0.61% 0.62% 0.62% 0.61% 0.61%
Net expenses
after waivers/
payments by
Price Associates 0.47%
(5)
0.47% 0.48% 0.47% 0.48% 0.50%
Net investment
income 1.42%
(5)
1.65% 1.77% 1.59% 1.17% 0.94%
Portfolio turnover
rate 22.8% 44.6% 42.9% 62.2% 73.5% 55.0%
Net assets, end
of period (in
thousands) $2,572,084 $2,316,687 $1,945,571 $1,655,328 $1,700,728 $564,680
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.62%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.5%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 435,000 437
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 100,000 100
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 10/20/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 215,124 216
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 250,000 250
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 218
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 134
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 112
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 21,079 21
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 100,000 102
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.172%, 12/26/31 (1) 103,505 104
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.572%, 12/26/31 (1) 103,505 104
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 5.372%, 7/27/48 (1) 476,234 478
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/34 (1) 250,000 250

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 35,101 35
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 139
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  40,000 41
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  150,000 152
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  95,000 95
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  95,000 95
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  75,000 76
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  90,000 91
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 197
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 120,000 121
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  200,000 205
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  45,000 45
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  500,000 500
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  35,000 35
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 214,420 216

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.204%, 1/18/38 (1) 275,000 275
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.555%, 1/15/40 (1) 250,000 251
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 67,125 67
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 490,000 480
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 665,000 675
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 170,000 171
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 100,000 100
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 77,280 78
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 25,000 25
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 249,452 247
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  100,000 100
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 120,171 118
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 199,794 193
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 1/15/38 (1) 250,000 251

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 49,902 51
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.382%, 1/17/37 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 145,000 148
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 95,000 96
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 65,000 67
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  189,753 189
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 46
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  120,000 120
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  175,000 175
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 111
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 474
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.805%, 1/15/38 (1) 250,000 251
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 135,000 139
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 129,263 121
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 170,513 177

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 33,073 33
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 100
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 115,072 117
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 187,696 189
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.275%, 7/15/35 (1) 250,000 250
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 99
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 335,000 340
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 161,308 163
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 48,011 49
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.932%, 7/17/36 (1) 250,000 250
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.204%, 1/20/39 (1) 255,000 256
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.091%, 11/13/31 (1) 134,402 134

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.21%, 11/26/37 (1) 250,000 250
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 1,848 2
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 54,698 55
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 190,000 190
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 33,420 34
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 400,000 394
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.019%, 8/20/32 (1) 164,790 165
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 5.014%, 7/20/34 (1) 250,000 250
RR 12
Series 2020-12A, Class AAR3, CLO, FRN
3M TSFR + 1.25%, 5.155%, 1/15/36 (1) 310,000 310
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.455%, 4/15/37 (1) 315,000 316
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 10/15/39 (1) 250,000 251
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  29,226 29
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  43,452 43

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  115,000 115
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  265,000 267
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 112,259 113
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 190,000 194
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 295,000 302
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 95,100 96
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 276,252 258
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 65,000 66
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 35,000 36
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 181,049 183
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 45,000 46
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/37 (1) 415,000 416
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 111,447 109
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 1/20/32 (1) 250,000 251
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 125,000 126

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 60,000 60
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.105%, 10/15/31 (1) 202,117 202
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.357%, 1/22/38 (1) 250,000 250
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  245,000 249
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.134%, 7/20/31 (1) 79,392 79
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,684 100
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.084%, 1/20/32 (1) 17,744 18
Trinitas X
Series 2019-10A, Class AR, CLO, FRN
3M TSFR + 1.38%, 5.285%, 1/15/35 (1) 260,000 260
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 1/15/35 (1)(2) 260,000 260
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 58,694 59
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 71,108 72
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  130,000 130
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.054%, 4/20/38 (1) 515,000 514
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 265,000 265
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100,000 100

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 212
Total Asset-Backed Securities (Cost $20,527) 20,651
BOND FUNDS  7.0%
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.70% (3)(4) 3,955,325 38,841
T. Rowe Price Inflation Protected Bond Fund - I Class,
4.71% (3)(4) 728,605 7,548
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.75% (3)(4) 1,814,817 17,059
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.34% (3)(4) 5,071,397 40,267
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.20% (3)(4) 9,681,698 83,069
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.11% (3)(4) 3,348,529 15,705
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.62% (3)(4) 9,189,061 67,448
Total Bond Funds (Cost $305,895) 269,937
COMMON STOCKS  67.8%
COMMUNICATION SERVICES  5.4%
Diversified Telecommunication Services  0.3%
BT Group (GBP)  1,825,495 4,378
GCI Liberty, Class C, Rights, 12/31/25 (5) 1,242 8
KT (KRW)  92,809 3,318
Telstra Group (AUD)  834,131 2,689
Uniti Group (5) 148,455 946
11,339
Entertainment  0.8%
Atlanta Braves Holdings, Class C (5) 23,013 916
Liberty Media Corp-Liberty Live, Class C (5) 57,652 4,567
Madison Square Garden Sports (5) 3,651 832
Netflix (5) 192,832 20,745
Nintendo (JPY)  20,100 1,704
Walt Disney  31,900 3,332
32,096
Interactive Media & Services  3.7%
Alphabet, Class A  72,650 23,261

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alphabet, Class C  239,193 76,571
Meta Platforms, Class A  60,084 38,931
Pinterest, Class A (5) 98,677 2,577
Reddit , Class A (5) 122 26
Tencent Holdings (HKD)  26,800 2,118
143,484
Wireless Telecommunication Services  0.6%
KDDI (JPY)  303,600 5,223
T-Mobile U.S.  77,213 16,138
21,361
Total Communication Services 208,280
CONSUMER DISCRETIONARY  7.1%
Automobile Components  0.1%
Autoliv , SDR (SEK)  32,603 3,897
Dowlais Group (GBP)  831,398 938
Patrick Industries  2,621 284
5,119
Automobiles  0.8%
Subaru (JPY)  118,100 2,638
Suzuki Motor (JPY)  249,300 3,899
Tesla (5) 39,031 16,790
Toyota Motor (JPY)  386,700 7,800
31,127
Broadline Retail  2.0%
Alibaba Group Holding (HKD)  97,896 1,926
Amazon.com (5) 256,164 59,742
Isetan Mitsukoshi Holdings (JPY) (6) 244,400 3,814
Next (GBP)  26,061 4,874
Savers Value Village (5) 82,865 755
Sea, ADR (5) 41,831 5,815
76,926
Diversified Consumer Services  0.0%
Duolingo  (5) 467 89
89
Hotels, Restaurants & Leisure  1.3%
Amadeus IT Group (EUR)  51,893 3,819
Black Rock Coffee Bar, Class A (5) 9,707 221
Booking Holdings  1,720 8,453
Cava Group (5) 1,559 76
Chipotle Mexican Grill (5) 69,716 2,407

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Compass Group (GBP)  231,619 7,283
DoorDash , Class A (5) 26,116 5,181
Dutch Bros, Class A (5) 14,505 850
Life Time Group Holdings (5) 29,770 831
McDonald's  44,763 13,958
Planet Fitness, Class A (5) 25,480 2,853
Red Rock Resorts, Class A  4,857 285
Sportradar Group, Class A (5) 34,731 764
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $772 (5)(7)(8)(9) 90,236 305
Wingstop 3,499 926
Wyndham Hotels & Resorts  10,580 774
48,986
Household Durables  0.6%
Installed Building Products  2,791 748
Panasonic Holdings (JPY)  247,800 3,101
Persimmon (GBP)  112,714 1,993
PulteGroup  31,013 3,945
Sony Group (JPY)  356,100 10,449
Toll Brothers  17,670 2,471
22,707
Specialty Retail  1.9%
AutoZone (5) 2,267 8,964
Boot Barn Holdings (5) 2,539 492
Burlington Stores (5) 2,625 662
Carvana  (5) 55,447 20,765
Floor & Decor Holdings, Class A (5) 12,933 823
Home Depot  20,635 7,365
Kingfisher (GBP)  876,167 3,548
Lowe's  42,835 10,387
O'Reilly Automotive (5) 41,311 4,201
Ross Stores  13,237 2,335
TJX  59,527 9,043
Ulta Beauty (5) 8,617 4,643
Urban Outfitters (5) 5,116 379
73,607
Textiles, Apparel & Luxury Goods  0.4%
Asics (JPY)  205,500 4,922
Birkenstock Holding (5) 30,334 1,314
Kering (EUR)  11,507 3,919
Kontoor Brands  4,621 344
Moncler (EUR)  53,534 3,618

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Samsonite Group (HKD)  720,300 1,780
15,897
Total Consumer Discretionary 274,458
CONSUMER STAPLES  3.2%
Beverages  0.3%
Coca-Cola  70,698 5,169
Diageo (GBP)  115,411 2,653
Heineken (EUR)  43,211 3,525
11,347
Consumer Staples Distribution & Retail  0.8%
BJ's Wholesale Club Holdings (5) 8,308 741
Dollar Tree (5) 92,406 10,239
Grocery Outlet Holding (5) 129,549 1,442
PriceSmart 2,086 257
Seven & i Holdings (JPY)  263,200 3,622
Tsuruha Holdings (JPY) (6) 100,400 1,781
Walmart  115,259 12,737
30,819
Food Products  0.8%
Ajinomoto (JPY)  126,900 2,945
BRC, Class A (5) 96,753 123
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $162 (5)(7)(9) 8,748 —
Mondelez International, Class A  225,247 12,967
Nestle (CHF)  123,888 12,322
Post Holdings (5) 2,085 217
Simply Good Foods (5) 7,529 148
28,722
Household Products  0.6%
Colgate-Palmolive  77,044 6,194
Procter & Gamble  120,755 17,891
24,085
Personal Care Products  0.6%
L'Oreal (EUR)  10,869 4,741
Olaplex Holdings (5) 283,490 323
Puig Brands, Class B (EUR)  94,621 1,607
Unilever (GBP)  241,278 14,517
21,188

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tobacco  0.1%
Philip Morris International  15,300 2,409
2,409
Total Consumer Staples 118,570
ENERGY  2.6%
Energy Equipment & Services  0.6%
Cactus, Class A  7,664 329
National Energy Services Reunited (5) 5,080 71
SLB  253,951 9,203
TechnipFMC 218,922 9,908
Weatherford International  19,761 1,478
20,989
Oil, Gas & Consumable Fuels  2.0%
Cenovus Energy (CAD)  84,466 1,507
Chevron  53,444 8,077
ConocoPhillips  159,182 14,118
Denison Mines (CAD) (5)(6) 7,636 20
Equinor (NOK)  202,680 4,661
Expand Energy  32,075 3,911
Exxon Mobil  36,162 4,192
Golar LNG  19,790 731
PBF Energy, Class A  14,390 496
Range Resources  199,103 7,862
Secure Waste Infrastructure (CAD) (6) 52,348 679
Shell, ADR  116,274 8,577
TotalEnergies (EUR)  147,568 9,708
Uranium Energy (5) 1,449 18
Valero Energy  71,700 12,674
Viper Energy, Class A  20,015 731
77,962
Total Energy 98,951
FINANCIALS  11.8%
Banks  4.9%
ABN AMRO Bank, CVA (EUR)  63,827 2,163
ANZ Group Holdings (AUD)  210,807 4,783
Banc of California  81,413 1,501
Banco Bilbao Vizcaya Argentaria (EUR)  252,285 5,453
Banco Santander (EUR)  694,341 7,448
Bank of America  354,881 19,039
Barclays (GBP)  797,912 4,526
BAWAG Group (EUR)  11,291 1,512

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Blue Foundry Bancorp (5) 17,641 200
Citigroup  50,828 5,266
Columbia Banking System  60,156 1,668
CRB Group, Acquisition Date: 4/14/22 - 8/26/25, Cost $131 (5)
(7)(9) 1,646 107
DBS Group Holdings (SGD)  138,291 5,793
Dime Community Bancshares  28,955 821
DNB Bank (NOK)  231,745 6,197
Dogwood State Bank (5) 1,375 31
East West Bancorp  18,548 1,979
Eastern Bankshares 87,947 1,656
Equity Bancshares, Class A  17,906 780
Erste Group Bank (EUR)  35,101 3,837
FB Financial  18,358 1,025
Fifth Third Bancorp  116,805 5,076
Five Star Bancorp  24,306 838
Flagstar Bank  64,379 788
HDFC Bank (INR)  343,872 3,886
Home BancShares 25,865 726
ING Groep (EUR)  212,413 5,508
Intesa Sanpaolo (EUR) (6) 657,037 4,262
JPMorgan Chase  111,078 34,776
Kearny Financial  32,148 221
KeyCorp  145,566 2,676
Live Oak Bancshares  25,914 827
Lloyds Banking Group (GBP)  4,744,717 6,017
Mitsubishi UFJ Financial Group (JPY)  553,400 8,677
National Bank of Canada (CAD)  29,930 3,618
OceanFirst Financial  27,222 513
Pinnacle Financial Partners  12,532 1,149
Prosperity Bancshares  16,146 1,109
Renasant 24,406 865
Skandinaviska Enskilda Banken , Class A (SEK)  237,647 4,729
Societe Generale (EUR)  88,476 6,161
SOUTHSTATE BANK  18,121 1,622
Standard Chartered (GBP)  299,195 6,627
Sumitomo Mitsui Trust Group (JPY)  129,116 3,751
Texas Capital Bancshares (5) 17,485 1,577
UniCredit (EUR)  78,364 5,834
USCB Financial Holdings  16,442 293
Western Alliance Bancorp  15,121 1,233
189,144

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets  2.1%
Bridgepoint Group (GBP)  496,138 1,867
Brookfield (CAD)  86,922 4,104
Bullish (5) 1,968 86
Cboe Global Markets  7,654 1,976
Charles Schwab  175,080 16,235
CME Group  10,179 2,865
CVC Capital Partners (EUR)  122,828 2,029
Etoro Group, Class A (5) 14,813 622
Goldman Sachs Group  15,950 13,175
Hamilton Lane, Class A  9,081 1,125
iCapital , Acquisition Date: 3/10/25 - 4/17/25, Cost $322 (5)(7)(9) 22,981 322
Intercontinental Exchange  54,325 8,545
Julius Baer Group (CHF)  30,108 2,148
Macquarie Group (AUD)  27,042 3,493
Miami International Holdings (5) 25,981 1,185
Moody's  3,270 1,605
Morgan Stanley  41,460 7,034
PJT Partners, Class A  3,796 638
StepStone Group, Class A  6,494 410
Stifel Financial  185 23
StoneX Group (5) 11,236 1,018
TMX Group (CAD)  37,702 1,384
Tradeweb Markets, Class A  33,717 3,670
UBS Group (CHF)  116,987 4,515
80,074
Consumer Finance  0.4%
American Express  37,275 13,615
Capital One Financial  8,900 1,950
15,565
Financial Services  2.1%
Adyen (EUR) (5) 1,723 2,693
Apollo Global Management  11,861 1,564
Berkshire Hathaway, Class B (5) 38,779 19,925
Corebridge Financial  52,810 1,585
Edenred (EUR)  7,016 150
Klarna Group (5) 24,059 757
Marqeta , Class A (5) 225,696 1,081
Mastercard , Class A  22,167 12,204
ORIX (JPY)  91,800 2,509
PennyMac Financial Services  22,232 2,992
Rocket, Class A  67,960 1,358

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A  97,469 32,598
79,416
Insurance  2.2%
Admiral Group (GBP)  69,775 2,927
AIA Group (HKD)  429,200 4,470
Allstate  51,735 11,018
Aviva (GBP)  435,337 3,756
AXA (EUR)  124,632 5,631
Baldwin Insurance Group (5) 21,171 604
Chubb  16,284 4,823
Definity Financial (CAD)  97,604 5,039
Generali (EUR)  54,493 2,163
Goosehead Insurance, Class A  15,094 1,080
Great-West Lifeco (CAD) (6) 82,401 3,820
Hagerty , Class A (5) 32,002 428
Mandatum (EUR)  342,592 2,578
Marsh & McLennan  9,185 1,685
MetLife  17,627 1,350
Muenchener Rueckversicherungs-Gesellschaft (EUR)  9,079 5,722
Neptune Insurance Holdings, Class A (5) 37,502 875
Progressive  26,678 6,104
RLI  9,166 565
Root, Class A (5) 6,965 563
Sampo , Class A (EUR)  469,710 5,525
Storebrand (NOK)  32,750 509
Tokio Marine Holdings (JPY)  131,700 4,669
Travelers  27,589 8,080
TWFG (5) 23,855 678
White Mountains Insurance Group  379 767
85,429
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  158,613 3,616
3,616
Total Financials 453,244
HEALTH CARE  7.3%
Biotechnology  1.3%
Apogee Therapeutics (5) 7,682 553
Arcellx  (5) 25,674 1,867
Argenx , ADR (5) 5,063 4,617
Ascendis Pharma, ADR (5) 480 102
Black Diamond Therapeutics (5) 73,135 279
Caris Life Sciences (5) 23,003 587

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Caris Life Sciences, Acquisition Date: 8/14/20 - 5/11/21,
Cost $287 (5)(9) 19,255 492
Cytokinetics (5) 48,762 3,322
Denali Therapeutics (5) 55,897 1,088
Dyne Therapeutics (5) 44,283 970
Erasca  (5) 94,137 298
Gilead Sciences  122,577 15,425
Immatics  (5) 124,477 1,331
Immunocore Holdings, ADR (5) 61,262 2,420
Immunome  (5) 138,021 2,542
Immunovant  (5) 52,592 1,270
Ionis Pharmaceuticals (5) 4,908 406
Kymera Therapeutics (5) 6,565 446
MapLight Therapeutics (5) 13,616 186
Mineralys Therapeutics (5) 3,068 132
Nuvalent , Class A (5) 10,679 1,168
Praxis Precision Medicines (5) 3,205 630
Prime Medicine (5) 46,214 176
Regeneron Pharmaceuticals  4,477 3,493
Revolution Medicines (5) 10,738 835
Soleno Therapeutics (5) 8,715 440
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (5)(7)(9) 4,005 29
Vaxcyte  (5) 10,035 498
Vertex Pharmaceuticals (5) 6,319 2,740
Xenon Pharmaceuticals (5) 5,865 262
48,604
Health Care Equipment & Supplies  1.3%
Abbott Laboratories  75,532 9,736
Alcon  34,500 2,736
EssilorLuxottica (EUR)  13,682 4,907
Hoya (JPY)  19,000 2,854
Intuitive Surgical (5) 14,607 8,377
iRadimed 1,478 138
Koninklijke Philips (EUR)  182,983 5,162
Masimo  (5) 18,668 2,659
Neogen  (5) 66,845 400
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (5)(7)
(9) 70,144 22
Penumbra (5) 80 24
PROCEPT BioRobotics  (5) 29,221 926
QuidelOrtho  (5) 40,852 1,117
Siemens Healthineers (EUR)  94,002 4,675

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sonova Holding (CHF)  5,404 1,349
Stryker  6,826 2,534
Ypsomed Holding (CHF) (6) 1,177 485
48,101
Health Care Providers & Services  1.9%
Alignment Healthcare (5) 110,797 2,128
Billiontoone , Class A (5) 1,263 164
BrightSpring Health Services (5) 42,543 1,538
Cencora 42,525 15,689
Cigna Group  10,818 3,000
Elevance Health  29,922 10,121
Encompass Health  27,610 3,209
GeneDx Holdings (5) 5,420 905
HealthEquity  (5) 130 14
Molina Healthcare (5) 4,491 666
Oscar Health, Class A (5) 48,970 880
Quest Diagnostics  43,682 8,264
RadNet  (5) 9,662 800
Tenet Healthcare (5) 39,133 8,486
UnitedHealth Group  52,740 17,392
73,256
Health Care Technology  0.0%
Doximity , Class A (5) 340 18
18
Life Sciences Tools & Services  0.7%
Avantor  (5) 1,979 23
BioLife Solutions (5) 59,377 1,574
Bio-Rad Laboratories, Class A (5) 713 232
Bio- Techne 12,207 787
Danaher  22,757 5,161
Maravai LifeSciences Holdings, Class A (5) 60,740 220
Mettler -Toledo International (5) 3,361 4,963
Personalis  (5) 24,969 268
Repligen  (5) 7,817 1,337
Revvity 58,636 6,122
Sotera Health (5) 61,885 1,082
Stevanato Group  33,365 779
Thermo Fisher Scientific  5,861 3,463
26,011
Pharmaceuticals  2.1%
Amylyx Pharmaceuticals (5) 14,915 223
AstraZeneca, ADR  195,038 18,084

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Atai Beckley (5) 39,348 153
Axsome Therapeutics (5) 524 79
Chugai Pharmaceutical (JPY)  101,800 5,451
Corcept Therapeutics (5) 9,659 767
Elanco Animal Health (5) 127,032 2,956
Eli Lilly  16,742 18,005
Johnson & Johnson  13,400 2,773
Merck  2,900 304
Novartis (CHF)  66,869 8,724
Novo Nordisk, Class B (DKK) (6) 117,375 5,813
Roche Holding (CHF)  28,078 10,757
Sanofi (EUR)  53,602 5,346
79,435
Total Health Care 275,425
INDUSTRIALS & BUSINESS SERVICES  8.7%
Aerospace & Defense  1.4%
Beta Technologies, Class A (5) 15,690 428
General Electric  73,604 21,967
Karman Holdings (5) 12,991 871
Kratos Defense & Security Solutions (5) 8,685 661
Leonardo DRS  6,652 227
Loar Holdings (5) 26,598 1,821
Melrose Industries (GBP)  528,673 4,170
Mercury Systems (5) 11,980 837
Northrop Grumman  4,222 2,416
Rheinmetall (EUR)  2,353 4,025
Rolls-Royce Holdings (GBP)  384,747 5,430
Safran (EUR)  20,283 6,818
TransDigm Group  1,033 1,405
VSE  24,073 4,338
55,414
Building Products  0.2%
Advanced Drainage Systems  2,191 334
AZZ  15,395 1,623
CSW Industrials  3,562 969
Kingspan Group (EUR)  19,569 1,680
Owens Corning  18,025 2,041
Simpson Manufacturing  1,866 312
6,959
Commercial Services & Supplies  0.5%
Casella Waste Systems, Class A (5) 14,051 1,354
Cintas  6,434 1,197

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Fleet Management (CAD) (6) 182,569 4,864
MSA Safety  4,743 765
Pitney Bowes  14,047 138
Republic Services  49,968 10,846
Veralto 3,336 338
19,502
Construction & Engineering  0.3%
API Group (5) 74,771 2,958
Arcosa 11,551 1,231
MYR Group (5) 2,241 503
Shimizu (JPY)  163,100 2,894
Vinci (EUR)  28,018 3,976
WillScot Holdings  33,414 660
12,222
Electrical Equipment  1.1%
ABB (CHF)  106,876 7,691
AMETEK  55,000 10,884
GE Vernova 5,867 3,519
Legrand (EUR)  28,429 4,313
Mitsubishi Electric (JPY)  291,600 7,884
Prysmian (EUR)  85,889 8,620
42,911
Ground Transportation  0.6%
CSX  229,125 8,102
Norfolk Southern  17,732 5,179
Old Dominion Freight Line  65,806 8,903
Saia (5) 4,297 1,210
23,394
Industrial Conglomerates  0.8%
DCC (GBP) (6) 28,866 1,910
Hitachi (JPY)  226,100 7,200
Siemens (EUR)  67,974 18,027
SK Square (KRW) (5) 17,342 3,541
30,678
Machinery  2.5%
Alliance Laundry Holdings (5) 14,221 338
Atmus Filtration Technologies  20,380 1,031
Caterpillar  22,581 13,001
CECO Environmental (5) 9,079 473
Crane  3,793 695
Deere  44,002 20,438

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enpro 5,242 1,168
Esab 29,125 3,269
ESCO Technologies  3,353 714
Federal Signal  6,373 727
Graco 9,373 773
ITT  468 86
Kadant 973 271
KION Group (EUR)  47,352 3,549
Middleby  (5) 6,534 772
PACCAR  1,100 116
Parker-Hannifin  18,200 15,683
Pentair  68,586 7,218
RBC Bearings (5) 6,513 2,898
Sandvik (SEK)  174,292 5,271
Spirax Group (GBP)  8,170 725
SPX Technologies (5) 4,213 906
Standex International  1,998 490
Weir Group (GBP)  12,109 445
Westinghouse Air Brake Technologies  63,787 13,303
94,360
Passenger Airlines  0.1%
Ryanair Holdings, ADR  56,594 3,857
3,857
Professional Services  0.5%
Booz Allen Hamilton Holding  42,512 3,548
Broadridge Financial Solutions  17,394 3,967
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (5)(7)(9) 11,790 105
Equifax  21,906 4,652
Parsons (5) 21,445 1,816
Recruit Holdings (JPY)  68,000 3,478
Teleperformance (EUR)  13,934 960
18,526
Trading Companies & Distributors  0.7%
AerCap Holdings  30,384 4,071
Ashtead Group (GBP)  18,587 1,189
Bunzl (GBP)  95,970 2,750
Diploma (GBP)  10,331 748
FTAI Aviation  4,472 775
Mitsubishi (JPY)  129,400 3,064
QXO (5) 81,592 1,528
Rush Enterprises, Class A  12,068 628
SiteOne Landscape Supply (5) 12,942 1,738

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sumitomo (JPY)  189,900 5,965
W.W. Grainger  3,741 3,549
26,005
Total Industrials & Business Services 333,828
INFORMATION TECHNOLOGY  16.7%
Communications Equipment  0.5%
Arista Networks (5) 92,293 12,061
Cisco Systems  50,310 3,871
LM Ericsson, Class B (SEK)  421,512 4,068
Viavi Solutions (5) 17,246 309
20,309
Electronic Equipment, Instruments & Components  1.0%
Advanced Energy Industries  3,142 664
Bel Fuse, Class B  4,416 680
Fabrinet  (5) 286 131
Hamamatsu Photonics (JPY)  45,400 461
Keysight Technologies (5) 100,607 19,915
Littelfuse 3,088 791
Mirion Technologies (5) 142,562 3,710
Novanta  (5) 2,969 337
TE Connectivity  52,180 11,801
Teledyne Technologies (5) 1,550 774
39,264
IT Services  0.5%
Applied Digital (5) 29,423 797
Indra Sistemas (EUR) (6) 41,698 2,230
International Business Machines  12,223 3,772
NEC (JPY)  143,700 5,429
Nomura Research Institute (JPY)  67,800 2,708
Shopify, Class A (5) 33,516 5,317
20,253
Semiconductors & Semiconductor Equipment  7.6%
Analog Devices  48,590 12,893
ASML Holding (EUR)  14,609 15,451
ASML Holding  4,364 4,626
BE Semiconductor Industries (EUR)  15,248 2,310
Broadcom  149,399 60,202
Entegris 19,126 1,475
Impinj  (5) 2,233 384
Infineon Technologies (EUR)  20,921 883
Intel (5) 115,697 4,693

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
KLA  9,128 10,730
Lam Research  23,635 3,687
Lattice Semiconductor (5) 54,052 3,795
MACOM Technology Solutions Holdings (5) 13,896 2,432
Monolithic Power Systems  2,978 2,764
NVIDIA  711,984 126,021
NXP Semiconductors  7,538 1,469
Onto Innovation (5) 3,398 486
Rambus (5) 8,907 851
Renesas Electronics (JPY)  230,200 2,715
Semtech  (5) 16,911 1,254
SiTime  (5) 1,726 514
Taiwan Semiconductor Manufacturing (TWD)  269,759 12,438
Taiwan Semiconductor Manufacturing, ADR  11,328 3,302
Texas Instruments  64,969 10,932
Tokyo Electron (JPY)  21,300 4,355
290,662
Software  4.5%
Aestas DBA OpenAI , Class A, Acquisition Date: 10/3/25,
Cost $2,020 (5)(7)(9) 4,698 2,270
Aurora Innovation (5) 105,486 442
Canva , Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $818 (5)(7)(9) 480 790
CCC Intelligent Solutions Holdings (5) 92,098 686
Cellebrite DI (5) 105,960 1,787
Cipher Mining (5) 22,090 450
Clearwater Analytics Holdings, Class A (5) 19,894 439
Confluent, Class A (5) 13,921 310
Crowdstrike Holdings, Class A (5) 4,351 2,215
Datadog , Class A (5) 6,001 960
Descartes Systems Group (5) 9,966 821
Gusto, Acquisition Date: 10/4/21, Cost $265 (5)(7)(9) 9,216 224
I3 Verticals, Class A (5) 25,146 595
InterDigital 7,346 2,628
JFrog  (5) 16,030 978
Microsoft  239,589 117,880
nCino  (5) 28,130 695
Netskope , Class A (5) 3,760 69
Onestream  (5) 32,470 676
Oracle  28,356 5,727
Palantir Technologies, Class A (5) 8,765 1,476
PAR Technology (5) 57,368 1,980
PTC (5) 20,136 3,532

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Riot Platforms (5) 1,327 21
Roper Technologies  4,456 1,988
Salesforce  10,356 2,388
SAP (EUR)  40,338 9,738
ServiceNow  (5) 10,239 8,318
Synopsys (5) 5,820 2,433
Varonis Systems (5) 9,035 299
Workiva  (5) 4,113 381
173,196
Technology Hardware, Storage & Peripherals  2.6%
Apple  345,210 96,262
CompoSecure , Class A (5) 660 13
IonQ  (5) 308 15
Samsung Electronics (KRW)  71,411 4,905
101,195
Total Information Technology 644,879
MATERIALS  2.1%
Chemicals  0.8%
Air Liquide (EUR)  29,958 5,741
Ecolab  10,264 2,824
Element Solutions  77,846 2,018
Linde  33,371 13,693
PPG Industries  23,853 2,386
Sherwin-Williams  5,609 1,928
Shin-Etsu Chemical (JPY)  128,900 3,860
32,450
Construction Materials  0.1%
Holcim (CHF)  33,898 3,180
Knife River (5) 10,604 793
United States Lime & Minerals  3,970 483
4,456
Containers & Packaging  0.7%
AptarGroup  6,266 782
Ball  152,720 7,564
International Paper  323,662 12,778
Packaging Corp. of America  21,314 4,350
25,474
Metals & Mining  0.4%
Antofagasta (GBP)  137,297 5,020
BHP Group (AUD)  81,113 2,220
BHP Group (GBP)  74,112 2,030

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capstone Copper (CAD) (5) 99,809 886
Franco-Nevada  4,727 992
Grupo Mexico, Series B (MXN)  158,775 1,387
OR Royalties  68,645 2,396
Royal Gold  4,264 869
Warrior Met Coal  10,179 797
16,597
Paper & Forest Products  0.1%
Louisiana-Pacific  8,211 673
Stora Enso, Class R (EUR)  219,663 2,585
3,258
Total Materials 82,235
REAL ESTATE  1.3%
Health Care Real Estate Investment Trusts  0.3%
CareTrust REIT, REIT  21,388 802
Welltower , REIT  57,923 12,061
12,863
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  3,887 704
Segro (GBP)  178,536 1,687
Terreno Realty, REIT  20,602 1,294
3,685
Real Estate Management & Development  0.2%
Colliers International Group  8,001 1,152
FirstService 5,383 845
Mitsubishi Estate (JPY)  84,000 1,982
Mitsui Fudosan (JPY)  376,000 4,416
8,395
Residential Real Estate Investment Trusts  0.3%
Equity LifeStyle Properties, REIT  93,383 5,871
Essex Property Trust, REIT  14,610 3,851
Flagship Communities REIT  36,262 650
Independence Realty Trust, REIT  63,593 1,091
11,463
Retail Real Estate Investment Trusts  0.2%
Curbline Properties, REIT  87,742 2,100
Macerich , REIT  22,036 383
Scentre Group (AUD)  1,555,293 4,158
6,641

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialized Real Estate Investment Trusts  0.2%
CubeSmart , REIT  22,804 849
Public Storage, REIT  9,023 2,477
VICI Properties, REIT  89,718 2,586
5,912
Total Real Estate 48,959
UTILITIES  1.5%
Electric Utilities  0.7%
Constellation Energy  8,904 3,244
Hawaiian Electric Industries (5) 62,994 741
IDACORP  11,857 1,563
OGE Energy  43,074 1,972
Southern  119,495 10,888
TXNM Energy  566 33
Xcel Energy  109,610 9,000
27,441
Gas Utilities  0.3%
Atmos Energy  43,281 7,633
Chesapeake Utilities  15,065 2,095
9,728
Independent Power & Renewable Electricity
Producers  0.0%
Orsted (DKK) (5) 31,013 661
661
Multi-Utilities  0.5%
Ameren  58,779 6,251
Engie (EUR)  224,755 5,719
National Grid (GBP)  456,920 6,943
18,913
Water Utilities  0.0%
California Water Service Group  19,662 892
Middlesex Water  9,937 510
1,402
Total Utilities 58,145
Total Miscellaneous Common Stocks  0.1% (10) 2,419
Total Common Stocks (Cost $1,406,585) 2,599,393

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (5)(7)
(8)(9) 17,718 60
60
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (5)(7)(9) 41,545 43
43
Total Consumer Discretionary 103
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $59 (5)(7)(9) 3,203 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $224 (5)
(7)(9) 2,133 139
Total Financials 139
HEALTH CARE  0.1%
Biotechnology  0.0%
Kardigan , Series B, Acquisition Date: 9/4/25, Cost $225 (5)(7)
(9) 10,558 226
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $222 (5)(7)(9) 67,218 222
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $230 (5)(7)(9) 26,700 194
642
Health Care Equipment & Supplies  0.0%
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $120 (5)(7)
(9) 118,345 98
Kardium , Series D-7, Acquisition Date: 6/9/25, Cost $124 (5)(7)
(9) 256,419 166
Kardium , Series D-8, Acquisition Date: 6/6/25, Cost $121 (5)(7)
(9) 186,226 120
384

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (5)(7)(9) 92,428 124
124
Life Sciences Tools & Services  0.1%
Bruker, 6.38%, 9/1/28  2,496 932
Cleerly , Series C, Acquisition Date: 7/8/22, Cost $118 (5)(7)(9) 10,046 153
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $128 (5)(7)(9) 12,159 36
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $161 (5)(7)(9) 11,776 189
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (5)(7)(9) 5,896 95
1,405
Total Health Care 2,555
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $129 (5)(7)(9) 3,254 1
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (5)(7)
(9) 50,717 183
Epirus, Series D, Acquisition Date: 1/21/25, Cost $31 (5)(7)(9) 11,069 40
224
Air Freight & Logistics  0.0%
Flexe , Series C, Acquisition Date: 11/18/20, Cost $119 (5)(7)(9) 9,815 33
Flexe , Series D, Acquisition Date: 4/7/22, Cost $75 (5)(7)(9) 3,669 12
45
Electrical Equipment  0.0%
CelLink , Series D, Acquisition Date: 1/20/22, Cost $139 (5)(7)
(9) 6,676 4
4
Professional Services  0.0%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $67 (5)(7)(9) 14,736 131
Checkr , Series D, Acquisition Date: 9/6/19, Cost $263 (5)(7)(9) 26,046 232
363
Total Industrials & Business Services 636
INFORMATION TECHNOLOGY  0.1%
Electronic Equipment, Instruments & Components  0.0%
Novanta , 6.50%, 11/1/28  14,931 785
785

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (5)(7)(9) 6,732 10
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (5)(7)
(9) 2,367 3
13
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter , Series D, Acquisition Date: 10/11/24, Cost $229 (5)
(7)(9) 2,858 244
244
Software  0.1%
Canva , Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (5)(7)(9) 30 49
Canva , Series A-3, Acquisition Date: 12/17/21, Cost $3 (5)(7)(9) 2 3
Databricks , Series G, Acquisition Date: 2/1/21, Cost $260 (5)
(7)(9) 4,398 794
Databricks , Series H, Acquisition Date: 8/31/21, Cost $766 (5)
(7)(9) 10,416 1,880
Databricks , Series I, Acquisition Date: 9/14/23, Cost $88 (5)(7)
(9) 1,201 217
Gusto, Series E, Acquisition Date: 7/13/21, Cost $381 (5)(7)(9) 12,516 304
Nuro , Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $271 (5)(7)(9) 20,748 313
Nuro , Series D, Acquisition Date: 10/29/21, Cost $124 (5)(7)(9) 5,932 91
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $118 (5)(7)(9) 23,436 81
3,732
Total Information Technology 4,774
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (5)(7)(9) 3,356 158
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (5)(7)
(9) 5,247 96
254
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (5)(7)(9) 5,255 592

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $228 (5)(7)(9) 2,684 302
894
Total Materials 1,148
Total Convertible Preferred Stocks (Cost $8,276) 9,355
CORPORATE BONDS  1.7%
3M, 5.15%, 3/15/35  260,000 268
AbbVie, 5.40%, 3/15/54  230,000 229
AEP Transmission, 5.375%, 6/15/35  45,000 47
AES, 5.80%, 3/15/32  395,000 405
AGCO, 5.80%, 3/21/34  60,000 63
Alexandria Real Estate Equities, 2.00%, 5/18/32  48,000 41
Alexandria Real Estate Equities, 5.25%, 5/15/36  35,000 35
Alexandria Real Estate Equities, 5.50%, 10/1/35  80,000 81
Alphabet, 4.375%, 11/15/32  260,000 263
Alphabet, 4.70%, 11/15/35  285,000 289
Amazon.com, 5.45%, 11/20/55  380,000 382
American Express, VR, 4.918%, 7/20/33 (11) 110,000 113
American Express, VR, 5.016%, 4/25/31 (11) 280,000 289
American Express, VR, 5.667%, 4/25/36 (11) 105,000 111
American Homes 4 Rent, 5.25%, 3/15/35  65,000 66
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  181,000 208
American Tower, 4.90%, 3/15/30  35,000 36
Amrize Finance U.S., 4.70%, 4/7/28 (1) 95,000 95
Amrize Finance U.S., 4.95%, 4/7/30 (1) 115,000 118
Antofagasta, 5.625%, 9/9/35  200,000 205
APA Infrastructure, 0.75%, 3/15/29 (EUR)  125,000 135
APA Infrastructure, 5.125%, 9/16/34 (1) 50,000 51
APA Infrastructure, 5.75%, 9/16/44 (1) 65,000 66
Appalachian Power, 5.65%, 4/1/34  60,000 63
Aptiv Swiss Holdings, 3.10%, 12/1/51  385,000 251
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 65,000 65
Arthur J Gallagher, 4.85%, 12/15/29  50,000 51
Arthur J Gallagher, 5.00%, 2/15/32  15,000 15
Aspen Insurance Holdings, 5.75%, 7/1/30  110,000 115
AT&T, 3.50%, 9/15/53  250,000 172
AT&T, 4.55%, 11/1/32  150,000 150
Athene Global Funding, 5.526%, 7/11/31 (1) 265,000 272
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 251
Atlassian , 5.25%, 5/15/29  75,000 77
Autostrade per l'Italia , 2.00%, 1/15/30 (EUR)  140,000 155

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BAE Systems, 5.30%, 3/26/34 (1) 200,000 209
Banco Santander, 5.127%, 11/6/35  200,000 201
Bank of America, VR, 1.898%, 7/23/31 (11) 1,695,000 1,528
Bank of America, VR, 5.464%, 5/9/36 (11) 260,000 273
Bank of America, VR, 5.468%, 1/23/35 (11) 154,000 162
Bank of America, VR, 5.819%, 9/15/29 (11) 710,000 741
Barclays, VR, 5.086%, 2/25/29 (11) 200,000 204
Barclays, VR, 5.367%, 2/25/31 (11) 200,000 207
Barclays, VR, 5.785%, 2/25/36 (11) 200,000 211
BAT Capital, 5.35%, 8/15/32  275,000 286
BAT Capital, 7.079%, 8/2/43  110,000 124
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 275,000 293
Beignet Investor, 6.581%, 5/30/49 (1) 235,000 253
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  100,000 102
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  130,000 144
Boeing, 3.75%, 2/1/50  139,000 103
Boeing, 5.705%, 5/1/40  130,000 134
Boeing, 6.388%, 5/1/31  125,000 136
Boeing, 6.528%, 5/1/34  98,000 109
Boeing, 6.858%, 5/1/54  473,000 538
Bon Secours Mercy Health, 3.464%, 6/1/30  85,000 83
Booz Allen Hamilton, 5.95%, 8/4/33  144,000 152
Booz Allen Hamilton, 5.95%, 4/15/35  190,000 197
Boston Gas, 6.119%, 7/20/53 (1) 75,000 77
Brixmor Operating Partnership, 4.85%, 2/15/33  35,000 35
Brixmor Operating Partnership, 5.20%, 4/1/32  55,000 56
Broadcom, 4.35%, 2/15/30  320,000 322
Broadcom, 4.55%, 2/15/32  120,000 121
Broadcom, 4.80%, 2/15/36  240,000 240
Broadcom, 5.15%, 11/15/31  190,000 198
Burlington Northern Santa Fe, 5.50%, 3/15/55  210,000 210
Cadence Design Systems, 4.70%, 9/10/34  181,000 182
CaixaBank , VR, 5.581%, 7/3/36 (1)(11) 200,000 207
CaixaBank , VR, 6.037%, 6/15/35 (1)(11) 290,000 310
Capital One Financial, VR, 5.70%, 2/1/30 (11) 49,000 51
Capital One Financial, VR, 7.624%, 10/30/31 (11) 45,000 51
Carvana , 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(12) 456,868 478
Carvana , 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(12) 625,520 704
CBRE Services, 4.80%, 6/15/30  70,000 71
CBRE Services, 4.90%, 1/15/33  55,000 56
Celanese U.S. Holdings, 6.83%, 7/15/29  42,000 43

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Celanese U.S. Holdings, 6.879%, 7/15/32  220,000 224
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 104
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  300,000 325
Celulosa Arauco y Constitucion , 6.18%, 5/5/32 (1) 200,000 207
Centene , 4.25%, 12/15/27  50,000 49
Centene , 4.625%, 12/15/29  231,000 222
Ceska sporitelna , VR, 4.57%, 7/3/31 (EUR) (11) 400,000 486
CFE Fibra , 5.875%, 9/23/40 (1) 200,000 200
Charter Communications Operating, 3.90%, 6/1/52  193,000 126
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 202
Cigna Group, 4.50%, 9/15/30  70,000 70
Cigna Group, 6.00%, 1/15/56  95,000 99
Citigroup, VR, 4.952%, 5/7/31 (11) 365,000 374
Citigroup, VR, 5.174%, 9/11/36 (11) 80,000 82
Citigroup, VR, 5.333%, 3/27/36 (11) 145,000 149
CNO Global Funding, 4.95%, 9/9/29 (1) 60,000 61
Cofinimmo , 0.875%, 12/2/30 (EUR)  100,000 103
Colbun , 5.375%, 9/11/35 (1) 200,000 202
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 240,000 248
Comcast, 3.25%, 11/1/39  300,000 238
CommonSpirit Health, 2.782%, 10/1/30  21,000 20
Constellation Energy Generation, 5.75%, 3/15/54  205,000 205
Corebridge Global Funding, 4.90%, 8/21/32 (1) 55,000 56
Corebridge Global Funding, 5.20%, 1/12/29 (1) 50,000 51
Corp. Inmobiliaria Vesta , 5.50%, 1/30/33 (1) 200,000 202
Coterra Energy, 5.60%, 3/15/34  60,000 62
Credit Agricole , VR, 4.818%, 9/25/33 (1)(11) 500,000 500
Credit Agricole , VR, 5.222%, 5/27/31 (1)(11) 250,000 257
Crown Castle, 5.80%, 3/1/34  120,000 126
CVS Health, 5.00%, 9/15/32  95,000 97
CVS Health, 5.05%, 3/25/48  491,000 441
CVS Health, 5.30%, 6/1/33  515,000 532
CVS Health, 5.625%, 2/21/53  225,000 215
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 200,000 208
Deere, 5.45%, 1/16/35  250,000 266
Diamondback Energy, 5.40%, 4/18/34  380,000 389
Diamondback Energy, 5.75%, 4/18/54  391,000 375
DTE Energy, 5.10%, 3/1/29  340,000 349
Eagle Materials, 5.00%, 3/15/36  175,000 173
Element Fleet Management, 5.037%, 3/25/30 (1) 105,000 108
Elevance Health, 4.75%, 2/15/30  100,000 102
Elevance Health, 4.95%, 11/1/31  140,000 143
Elevance Health, 5.125%, 2/15/53  115,000 105

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eli Lilly, 5.55%, 10/15/55  90,000 93
EMD Finance, 4.625%, 10/15/32 (1) 375,000 378
Enel Finance International, 4.125%, 9/30/28 (1) 200,000 200
Enel Finance International, 5.00%, 9/30/35 (1) 200,000 199
Engie , 5.625%, 4/10/34 (1) 200,000 210
Eni, 5.75%, 5/19/35 (1) 200,000 209
EOG Resources, 5.00%, 7/15/32  100,000 103
EOG Resources, 5.35%, 1/15/36  170,000 176
Equitable America Global Funding, 3.95%, 9/15/27 (1) 15,000 15
Equitable America Global Funding, 4.70%, 9/15/32 (1) 40,000 40
Equitable America Global Funding, 4.95%, 6/9/30 (1) 155,000 158
Expand Energy, 5.375%, 2/1/29  173,000 173
Extra Space Storage, 4.95%, 1/15/33  65,000 66
Extra Space Storage, 5.40%, 6/15/35  185,000 190
Ferguson Enterprises, 4.35%, 3/15/31  85,000 85
Ferguson Enterprises, 5.00%, 10/3/34  35,000 35
Ferrari, 3.625%, 5/21/30 (EUR)  105,000 125
First American Financial, 2.40%, 8/15/31  303,000 266
FirstEnergy, 2.65%, 3/1/30  223,000 207
FirstEnergy, Series B, 2.25%, 9/1/30  41,000 37
FirstEnergy Transmission, 5.00%, 1/15/35  85,000 85
Fiserv, 4.55%, 2/15/31  385,000 381
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 202
Ford Motor Credit, 5.73%, 9/5/30  200,000 203
Ford Motor Credit, 6.798%, 11/7/28  200,000 209
Ford Motor Credit, 7.35%, 3/6/30  560,000 601
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 130,000 135
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 212
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200,000 213
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 215
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 215
Freeport-McMoRan, 4.25%, 3/1/30  62,000 62
Freeport-McMoRan, 4.375%, 8/1/28  99,000 99
Freeport-McMoRan, 4.625%, 8/1/30  41,000 41
Freeport-McMoRan, 5.00%, 9/1/27  22,000 22
Freeport-McMoRan, 5.45%, 3/15/43  110,000 107
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150,000 154
GA Global Funding Trust, 5.50%, 4/1/32 (1) 165,000 168
General Electric, 4.30%, 7/29/30  140,000 142
General Electric, 4.90%, 1/29/36  110,000 113
General Motors Financial, 4.20%, 10/27/28  105,000 105
General Motors Financial, 5.55%, 7/15/29  185,000 192
General Motors Financial, 6.40%, 1/9/33  68,000 73

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GLP Capital, 5.25%, 2/15/33  160,000 160
Goldman Sachs Group, VR, 2.615%, 4/22/32 (11) 780,000 712
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 275,000 273
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 315,000 317
Goldman Sachs Group, VR, 4.692%, 10/23/30 (11) 255,000 259
Goldman Sachs Group, VR, 5.016%, 10/23/35 (11) 275,000 278
Golub Capital Private Credit Fund, 5.875%, 5/1/30  202,000 204
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  439,000 449
Harbour Energy, 6.327%, 4/1/35 (1) 200,000 205
HCA, 2.375%, 7/15/31  100,000 89
HCA, 4.60%, 11/15/32  300,000 299
HCA, 5.25%, 3/1/30  100,000 103
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 100,000 103
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 125,000 129
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 260,000 253
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 82
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 256
Heathrow Funding, 1.875%, 3/14/34 (EUR)  145,000 146
HSBC Holdings, VR, 4.619%, 11/6/31 (11) 200,000 201
Hyundai Capital America, 4.55%, 9/26/29 (1) 160,000 161
Hyundai Capital America, 4.75%, 9/26/31 (1) 110,000 111
Hyundai Capital America, 5.35%, 3/19/29 (1) 80,000 82
Hyundai Capital America, 5.40%, 1/8/31 (1) 50,000 52
Hyundai Capital America, 6.50%, 1/16/29 (1) 95,000 101
Icon Investments Six, 5.849%, 5/8/29  200,000 209
IMCD, 3.625%, 4/30/30 (EUR)  120,000 140
Imperial Brands Finance, 4.50%, 6/30/28 (1) 200,000 202
Imperial Brands Finance, 5.625%, 7/1/35 (1) 200,000 206
Imperial Brands Finance, 6.375%, 7/1/55 (1) 200,000 207
Infrastrutture Wireless Italiane , 3.75%, 4/1/30 (EUR)  105,000 123
Interpublic Group, 4.65%, 10/1/28  110,000 110
Invitation Homes Operating Partnership, 2.00%, 8/15/31  60,000 52
Invitation Homes Operating Partnership, 5.45%, 8/15/30  66,000 69
IPALCO Enterprises, 5.75%, 4/1/34  140,000 143
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 150,000 156
Jersey Central Power & Light, 5.15%, 1/15/36 (1) 145,000 147
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 70,000 65
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 110,000 105
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 485,000 458
JPMorgan Chase, VR, 4.603%, 10/22/30 (11) 255,000 259
JPMorgan Chase, VR, 4.81%, 10/22/36 (11) 160,000 160

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 4.946%, 10/22/35 (11) 185,000 188
JPMorgan Chase, VR, 5.04%, 1/23/28 (11) 140,000 142
JPMorgan Chase, VR, 5.103%, 4/22/31 (11) 100,000 104
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 130,000 136
Kentucky Utilities, 5.85%, 8/15/55  25,000 26
Kraft Heinz Foods, 5.00%, 6/4/42  39,000 36
Las Vegas Sands, 3.50%, 8/18/26  95,000 94
Louisville Gas & Electric, 5.85%, 8/15/55  25,000 25
Lowe's, 4.25%, 4/1/52  80,000 64
Lowe's, 5.625%, 4/15/53  40,000 39
LPL Holdings, 5.65%, 3/15/35  120,000 123
LPL Holdings, 5.75%, 6/15/35  125,000 128
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 200,000 208
Magna International, 5.875%, 6/1/35  35,000 37
Mars, 5.20%, 3/1/35 (1) 245,000 253
Mars, 5.65%, 5/1/45 (1) 175,000 178
Marvell Technology, 2.95%, 4/15/31  209,000 194
Marvell Technology, 4.75%, 7/15/30  35,000 35
Marvell Technology, 5.45%, 7/15/35  155,000 160
Meta Platforms, 4.875%, 11/15/35  170,000 171
Meta Platforms, 5.50%, 11/15/45  210,000 209
Meta Platforms, 5.625%, 11/15/55  860,000 854
Minera Mexico, 5.625%, 2/12/32 (1) 450,000 464
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 345,000 353
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 225,000 231
Morgan Stanley, VR, 5.32%, 7/19/35 (11) 60,000 62
Morgan Stanley, VR, 5.664%, 4/17/36 (11) 120,000 127
Motorola Solutions, 5.40%, 4/15/34  115,000 119
Motorola Solutions, 5.55%, 8/15/35  245,000 255
MPLX, 5.00%, 1/15/33  145,000 146
MPLX, 6.20%, 9/15/55  115,000 116
Netflix, 4.625%, 5/15/29 (EUR)  290,000 356
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 155,000 156
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 135,000 133
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 234,000 241
NRG Energy, 4.45%, 6/15/29 (1) 85,000 85
NTT Finance, 4.876%, 7/16/30 (1) 200,000 204
NTT Finance, 5.171%, 7/16/32 (1) 200,000 206
NTT Finance, 5.502%, 7/16/35 (1) 200,000 209
NXP, 3.125%, 2/15/42  176,000 130
NXP, 3.25%, 11/30/51  540,000 363
NXP, 3.40%, 5/1/30  306,000 295
NXP, 4.30%, 6/18/29  76,000 76

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Occidental Petroleum, 6.05%, 10/1/54  135,000 130
Occidental Petroleum, 6.20%, 3/15/40  70,000 72
Occidental Petroleum, 8.875%, 7/15/30  540,000 624
ONEOK, 6.05%, 9/1/33  233,000 248
Oracle, 4.80%, 9/26/32  105,000 103
Oracle, 5.20%, 9/26/35  135,000 132
Oracle, 5.95%, 9/26/55  657,000 610
Orbia Advance Corp., 6.80%, 5/13/30 (1) 245,000 245
Pacific Gas & Electric, 3.50%, 8/1/50  93,000 64
Pacific Gas & Electric, 4.95%, 7/1/50  95,000 82
Pacific Gas & Electric, 5.00%, 6/4/28  115,000 117
Pacific Gas & Electric, 5.05%, 10/15/32  200,000 201
Pacific Gas & Electric, 5.90%, 10/1/54  52,000 51
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 572
Paychex, 5.60%, 4/15/35  95,000 100
Philip Morris International, 4.625%, 10/29/35  255,000 251
PNC Financial Services Group, VR, 5.373%, 7/21/36 (11) 90,000 93
PNC Financial Services Group, VR, 5.575%, 1/29/36 (11) 130,000 136
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 125,000 124
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 140,000 137
PSEG Power, 5.20%, 5/15/30 (1) 30,000 31
Public Service of Oklahoma, 5.45%, 1/15/36  305,000 314
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 425,000 350
Realty Income, 5.125%, 4/15/35  45,000 46
Regal Rexnord, 6.05%, 4/15/28  245,000 253
Reinsurance Group of America, 6.00%, 9/15/33  290,000 310
Rentokil Terminix Funding, 5.00%, 4/28/30 (1) 200,000 204
Revvity , 1.90%, 9/15/28  73,000 68
Revvity , 2.25%, 9/15/31  100,000 88
RGA Global Funding, 5.00%, 8/25/32 (1) 170,000 171
Rogers Communications, 5.00%, 2/15/29  270,000 275
Rogers Communications, 5.30%, 2/15/34  305,000 310
Ross Stores, 1.875%, 4/15/31  260,000 229
RTX, 2.82%, 9/1/51  39,000 25
RTX, 5.15%, 2/27/33  90,000 94
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 70,000 71
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 125,000 129
Santander Holdings USA, VR, 5.473%, 3/20/29 (11) 150,000 153
Sartorius Finance, 4.875%, 9/14/35 (EUR)  200,000 246
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 280
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 38
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 210
SBA Tower Trust, 4.831%, 10/15/29 (1) 270,000 272

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Segro Capital, 1.875%, 3/23/30 (EUR)  125,000 139
Smurfit Westrock Financing, 5.418%, 1/15/35  200,000 206
Snam , 5.75%, 5/28/35 (1) 200,000 210
Snam , 6.50%, 5/28/55 (1) 200,000 216
Societe Generale , 7.367%, 1/10/53 (1) 225,000 244
Societe Generale , VR, 2.797%, 1/19/28 (1)(11) 395,000 388
Societe Generale , VR, 5.50%, 4/13/29 (1)(11) 255,000 261
Societe Generale , VR, 6.691%, 1/10/34 (1)(11) 225,000 246
Solventum , 5.90%, 4/30/54  478,000 489
Southern California Gas, 5.45%, 6/15/35  120,000 125
Southern Gas Capital, Series A, 4.05%, 9/15/28  25,000 25
Southern Gas Capital, Series B, 5.10%, 9/15/35  85,000 86
Southern Power, Series B, 4.90%, 10/1/35  75,000 74
Sprint Capital, 6.875%, 11/15/28  305,000 329
Sprint Capital, 8.75%, 3/15/32  215,000 262
Standard Chartered, VR, 6.301%, 1/9/29 (1)(11) 200,000 208
State Street, VR, 4.784%, 10/23/36 (11) 65,000 65
Sutter Health, 5.164%, 8/15/33  75,000 78
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 52
Sutter Health, Series 2025, 5.537%, 8/15/35  170,000 180
Suzano Netherlands, 5.50%, 1/15/36  140,000 139
Synopsys, 4.85%, 4/1/30  185,000 189
Synopsys, 5.70%, 4/1/55  185,000 185
T-Mobile USA, 3.50%, 4/15/31  210,000 201
T-Mobile USA, 4.625%, 1/15/33  380,000 379
T-Mobile USA, 5.05%, 7/15/33  370,000 379
T-Mobile USA, 5.70%, 1/15/56  250,000 248
T-Mobile USA, 5.875%, 11/15/55  120,000 122
Targa Resources, 5.55%, 8/15/35  65,000 67
Targa Resources, 5.65%, 2/15/36  90,000 93
Targa Resources, 6.125%, 5/15/55  34,000 34
Targa Resources, 6.15%, 3/1/29  91,000 96
Targa Resources Partners, 5.50%, 3/1/30  320,000 325
Texas Instruments, 5.10%, 5/23/35  250,000 259
Thermo Fisher Scientific, 4.894%, 10/7/37  230,000 231
Time Warner Cable, 6.55%, 5/1/37  21,000 21
Time Warner Cable, 6.75%, 6/15/39  110,000 111
Time Warner Cable, 7.30%, 7/1/38  32,000 34
Toronto-Dominion Bank, 4.928%, 10/15/35  145,000 146
TotalEnergies Capital International, 3.127%, 5/29/50  124,000 85
TotalEnergies Capital International, 3.461%, 7/12/49  108,000 78
Toyota Motor Credit, 4.05%, 9/5/28  245,000 246
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 30,000 31

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Transcontinental Gas Pipe Line, 5.10%, 3/15/36 (1) 95,000 97
Transcontinental Gas Pipe Line, 5.75%, 3/15/56 (1) 65,000 65
Uber Technologies, 4.30%, 1/15/30  290,000 292
Uber Technologies, 4.50%, 8/15/29 (1) 266,000 265
Uber Technologies, 4.80%, 9/15/34  40,000 40
Uber Technologies, 4.80%, 9/15/35  205,000 205
UnitedHealth Group, 4.50%, 4/15/33  225,000 224
UnitedHealth Group, 5.30%, 6/15/35  115,000 119
UnitedHealth Group, 5.95%, 6/15/55  65,000 68
Verisk Analytics, 5.125%, 2/15/36  115,000 116
Verizon Communications, 5.00%, 1/15/36  120,000 120
Verizon Communications, 5.875%, 11/30/55  290,000 291
Vistra Operations, 5.70%, 12/30/34 (1) 7,000 7
Vistra Operations, 6.00%, 4/15/34 (1) 85,000 89
Vistra Operations, 6.95%, 10/15/33 (1) 320,000 357
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 200,000 201
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  45,000 54
Wells Fargo, VR, 5.15%, 4/23/31 (11) 617,000 638
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 130,000 132
Total Corporate Bonds (Cost $64,532) 65,490
EQUITY FUNDS  11.9%
T. Rowe Price Institutional Emerging Markets Equity Fund (4) 6,152,685 246,046
T. Rowe Price Multi-Strategy Total Return Fund - I Class (4) 485,679 4,274
T. Rowe Price Real Assets Fund - I Class (4) 11,578,189 204,123
Total Equity Funds (Cost $346,503) 454,443
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.2%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 290,000 294
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 205
Comision Federal de Electricidad , 6.45%, 1/24/35 (1) 200,000 205
Corp. Andina de Fomento , VR, 6.75% (1)(11)(13) 200,000 205
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 260,000 264
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 198,101 207
Government of Hungary, Series 35/A, 7.00%, 10/24/35 (HUF)  555,000,000 1,687
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 200,000 205
Ma'aden Sukuk , 5.25%, 2/13/30 (1) 610,000 627
Petroleos Mexicanos , 5.95%, 1/28/31  265,000 256
Petroleos Mexicanos , 7.69%, 1/23/50  145,000 129
Petroleos Mexicanos , 8.75%, 6/2/29  380,000 405

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  310,000 369
Republic of Peru, 6.20%, 6/30/55  260,000 272
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 140,000 165
Republic of Romania, 5.75%, 9/16/30 (1) 430,000 442
Republic of Romania, 6.625%, 5/16/36 (1) 366,000 378
State of Israel, Series 10Y, 5.50%, 3/12/34  395,000 410
State of Israel, Series 10Y, 5.625%, 2/19/35 (6) 200,000 210
State of Kuwait, 4.652%, 10/9/35 (1) 200,000 201
Total Foreign Government Obligations & Municipalities
(Cost $6,962) 7,136
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  45,000 49
49
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  42,857 47
47
Total Municipal Securities (Cost $92) 96
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  55,000 57
BANK5, Series 2024-5YR10, Class AS, 5.637%, 10/15/57  30,000 31
BANK5, Series 2024-5YR11, Class AS, 6.139%, 11/15/57  205,000 216
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  125,000 132
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.233%, 11/15/34 (1) 135,000 2
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.83%, 10/10/42 (1) 185,000 186
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 88,014 81
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.252%, 12/15/39 (1) 224,744 223
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.60%, 5/15/41 (1) 435,961 436
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.359%, 6/15/35 (1) 100,000 100
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 36,559 33
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
B, 2.829%, 12/10/41 (1) 120,000 108

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
C, 3.031%, 12/10/41 (1) 100,000 89
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 93,441 81
COLT Mortgage Loan Trust, Series 2021-5, Class A1, CMO,
ARM, 1.726%, 11/26/66 (1) 382,753 349
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  110,337 110
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.601%, 8/15/41 (1) 250,000 250
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 217,075 218
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.919%, 3/25/50 (1) 63,883 61
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 9,731 9
Galton Funding Mortgage Trust, Series 2018-1, Class A33,
CMO, ARM, 3.50%, 11/25/57 (1) 37,757 35
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 5,081 5
GCAT Trust, Series 2021-NQM1, Class A1, CMO, ARM,
0.874%, 1/25/66 (1) 116,997 105
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 173,729 174
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.036%, 7/25/44 (1) 1,374 1
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.907%, 10/25/50 (1) 133,795 117
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 89,303 90
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 246,158 248
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 146,662 147
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1,
CMO, ARM, 1.071%, 6/25/56 (1) 139,224 122
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 66,644 57
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 76
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 34,283 31
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 39,768 36
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.571%, 12/25/50 (1) 147,932 133

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 1,180 1
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 2,656 3
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.224%, 6/25/50 (1) 149,536 133
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 190,271 191
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 219,399 221
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.912%, 10/15/42 (1) 150,000 151
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.55%, 5/15/41 (1) 155,000 154
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 97,541 98
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 92,772 93
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 139,129 115
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 253,492 255
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 95,000 94
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 66,459 59
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 100,691 101
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 5.222%, 7/27/65 (1) 105,486 106
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,093,366 785
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 123,379 125
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.351%, 5/15/39 (1) 355,000 355
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  51,953 51
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.785%, 8/25/47 (1) 88,364 84
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 12,271 12
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 3,549 3
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 10,473 10

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 31,492 30
Starwood Mortgage Residential Trust, Series 2022-1, Class A1,
CMO, ARM, 2.447%, 12/25/66 (1) 214,116 195
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.322%, 5/25/44 (1) 156,539 157
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 5.172%, 9/25/45 (1) 105,495 105
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.069%, 10/25/59 (1) 66,665 67
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.788%, 6/25/65 (1) 217,535 219
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.788%, 6/25/65 (1) 111,082 111
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.55%, 6/15/39 (1) 120,000 120
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 182,960 152
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 88,570 77
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 200,000 200
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  370,000 366
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class A3, 5.186%, 10/15/58  100,000 103
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $9,520) 9,251
PRIVATE INVESTMENT COMPANIES  3.5%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 47,699 135,947
Total Private Investment Companies (Cost $102,104) 135,947
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  1.6%
U.S. Government Agency Obligations  1.3%
Federal Home Loan Mortgage
2.50%, 4/1/30  28,880 28
3.00%, 12/1/42 - 4/1/43  153,983 143
3.50%, 8/1/42 - 3/1/46  374,066 357
4.00%, 10/1/40 - 12/1/41  80,695 78
4.50%, 6/1/39 - 5/1/42  108,620 110
5.00%, 12/1/36 - 8/1/40  32,205 34

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 1/1/40  65 —
6.00%, 3/1/33 - 8/1/38  29,153 30
7.00%, 6/1/32  320 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  1,886 2
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  1,563 2
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  683,186 91
2.50%, 7/25/50  1,356,315 233
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  34,197 31
2.00%, 8/1/36 - 9/1/52  2,397,415 2,003
2.50%, 3/1/42 - 4/1/52  976,577 851
3.00%, 5/1/31 - 1/1/52  879,698 810
3.50%, 6/1/35 - 11/1/50  342,902 326
4.00%, 8/1/37 - 5/1/52  274,255 266
4.50%, 5/1/50 - 10/1/53  616,308 606
5.00%, 9/1/52 - 10/1/55  903,572 907
5.50%, 8/1/53 - 10/1/55  2,109,653 2,152
6.00%, 6/1/53 - 8/1/55  2,192,401 2,255
6.50%, 8/1/54 - 9/1/55  775,737 807
7.00%, 6/1/54  65,402 69
Federal National Mortgage Assn.
3.00%, 2/1/44  2,812 3
3.50%, 6/1/42 - 5/1/46  206,648 197
4.00%, 11/1/40  75,501 75
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  579 1
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  474 —
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  229,626 29
2.50%, 5/25/47  759,852 100
6.50%, 2/25/32  404 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  378,648 329
2.00%, 9/1/36 - 6/1/52  8,042,495 6,736
2.50%, 8/1/30 - 6/1/52  6,064,086 5,267
3.00%, 1/1/27 - 4/1/51  2,668,649 2,470
3.50%, 2/1/35 - 7/1/50  1,215,925 1,164
4.00%, 7/1/35 - 12/1/52  1,643,890 1,602
4.50%, 7/1/39 - 2/1/54  1,241,916 1,237
5.00%, 7/1/34 - 11/1/53  1,379,647 1,393
5.50%, 9/1/34 - 11/1/55  2,425,301 2,473

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.00%, 2/1/33 - 7/1/55  2,358,995 2,439
6.50%, 7/1/32 - 8/1/55  1,081,083 1,123
UMBS, TBA (14)
2.00%, 12/1/40 - 12/1/55  3,155,000 2,575
2.50%, 12/1/55  2,200,000 1,871
3.00%, 12/1/55  885,000 786
3.50%, 12/1/55  2,700,000 2,497
4.00%, 12/1/55  1,055,000 1,005
4.50%, 12/1/55  310,000 303
5.00%, 12/1/55  445,000 444
48,310
U.S. Government Obligations  0.3%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  116,147 105
2.00%, 1/20/51 - 3/20/52  1,844,796 1,536
2.50%, 8/20/50 - 3/20/52  2,091,456 1,816
3.00%, 9/15/42 - 6/20/52  1,551,584 1,408
3.50%, 12/20/42 - 7/20/52  1,187,503 1,111
4.00%, 7/20/42 - 10/20/52  980,709 943
4.50%, 11/20/39 - 4/20/53  873,009 868
5.00%, 7/20/39 - 6/20/49  389,662 398
5.50%, 1/20/36 - 3/20/49  203,687 209
6.00%, 12/20/38 - 11/20/52  251,787 259
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  21,028 19
3.50%, 10/20/50  135,000 116
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  4,057,553 475
2.50%, 6/20/51  1,958,231 278
3.50%, 5/20/43  18,333 3
4.00%, 2/20/43  10,185 2
Government National Mortgage Assn., TBA (14)
4.50%, 12/20/54  385,000 376
5.00%, 12/20/55  1,250,000 1,248
5.50%, 12/20/55  1,170,000 1,182
6.00%, 12/20/55  140,000 143
12,495
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $62,359) 60,805

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  2.0%
U.S. Treasury Obligations  2.0%
U.S. Treasury Bonds, 1.125%, 5/15/40  555,000 359
U.S. Treasury Bonds, 3.375%, 8/15/42  4,135,000 3,563
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 2,014
U.S. Treasury Bonds, 4.00%, 11/15/42  4,305,000 4,022
U.S. Treasury Bonds, 4.125%, 8/15/44  1,320,000 1,238
U.S. Treasury Bonds, 4.125%, 8/15/53  1,250,000 1,140
U.S. Treasury Bonds, 4.25%, 2/15/54  2,760,000 2,571
U.S. Treasury Bonds, 4.25%, 8/15/54 (15) 3,760,000 3,501
U.S. Treasury Bonds, 4.375%, 8/15/43  2,235,000 2,179
U.S. Treasury Bonds, 4.50%, 2/15/44 (15) 6,220,000 6,146
U.S. Treasury Bonds, 4.50%, 11/15/54  2,790,000 2,710
U.S. Treasury Bonds, 4.625%, 11/15/44  3,285,000 3,287
U.S. Treasury Bonds, 4.625%, 2/15/55 (15) 2,360,000 2,340
U.S. Treasury Bonds, 4.75%, 11/15/43  835,000 852
U.S. Treasury Notes, 0.625%, 11/30/27  3,030,000 2,863
U.S. Treasury Notes, 1.375%, 10/31/28  2,355,000 2,217
U.S. Treasury Notes, 2.75%, 8/15/32  2,515,000 2,363
U.S. Treasury Notes, 3.50%, 9/30/29  1,340,000 1,338
U.S. Treasury Notes, 3.875%, 12/31/27  4,860,000 4,896
U.S. Treasury Notes, 3.875%, 4/30/30 (15) 4,605,000 4,661
U.S. Treasury Notes, 3.875%, 8/15/34  965,000 961
U.S. Treasury Notes, 4.00%, 10/31/29  1,630,000 1,656
U.S. Treasury Notes, 4.00%, 3/31/30  2,400,000 2,441
U.S. Treasury Notes, 4.25%, 1/31/30  2,505,000 2,571
U.S. Treasury Notes, 4.25%, 11/15/34  1,175,000 1,202
U.S. Treasury Notes, 4.375%, 11/30/28  1,265,000 1,296
U.S. Treasury Notes, 4.375%, 12/31/29  2,230,000 2,298
U.S. Treasury Notes, 4.375%, 11/30/30  2,485,000 2,570
U.S. Treasury Notes, 4.375%, 5/15/34  935,000 967
U.S. Treasury Notes, 4.625%, 9/30/28  3,490,000 3,596
U.S. Treasury Notes, 4.625%, 2/15/35  875,000 919
74,737
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $74,527) 74,737

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  3.0%
Money Market Funds  3.0%
T. Rowe Price Government Reserve Fund, 4.02% (4)(16) 114,492,987 114,493
Total Short-Term Investments (Cost $114,493) 114,493
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.99% (4)(16) 5,945,694 5,946
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 5,946
Total Securities Lending Collateral (Cost $5,946) 5,946
Total Investments in Securities
99.8% of Net Assets
(Cost $2,528,321) $ 3,827,680
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $47,736 and represents 1.2% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) SEC 30-day yield
(4) Affiliated Companies
(5) Non-income producing
(6) See Note 4. All or a portion of this security is on loan at November 30, 2025.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $12,304 and represents 0.3% of net assets.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.
(14) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $12,430 and represents 0.3% of net assets.
(15) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
HUF Hungarian Forint
ICP Chilean Average Chamber Index
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
12/19/25 @ $6,325.00 347 237,663 (337)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/19/25 @ $81.00 2,876 23,293 (36)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/19/25 @ $79.00 2,876 23,293 (34)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/19/25 @ $80.00 2,871 23,252 (287)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/19/25 @ $80.00 2,871 23,252 (86)
Total Options Written (Premiums $(1,612)) $ (780)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.
NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 12,460 487 464 23
Total Bilateral Credit Default Swaps, Protection
Sold 464 23
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 62 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 96 2 1 1
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.435% (SOFR
+ 0.48%) at Maturity, 2/23/26 22 — — —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable
4.435% (SOFR + 0.48%) at Maturity,
2/23/26 21 — — —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 28 — — —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 152 5 4 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 94 1 1 —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 58 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 20 — — —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 31 — — —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 27 1 1 —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 30 1 1 —
Total Bilateral Total Return Swaps 10 2
Total Bilateral Swaps 474 25
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 20,073 490 464 26
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 622 (5) 7 (12)
Protection Sold (Relevant Credit: SES,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 (EUR) * 330 (14) (11) (3)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 11

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.0)%
2 Year Interest Rate Swap, Receive
Fixed 4.520% Semi-Annually, Pay
Variable (0.755)% (ICP) Semi-Annually,
10/2/27 (CLP) 3,251,625 4 — 4
2 Year Interest Rate Swap, Receive
Fixed 4.533% Semi-Annually, Pay
Variable (0.768)% (ICP) Semi-Annually,
10/1/27 (CLP) 2,932,966 5 — 5
5 Year Interest Rate Swap, Pay Fixed
4.218% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/22/30 (PLN) 5,627 (22) — (22)
5 Year Interest Rate Swap, Pay Fixed
4.228% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 5,321 (22) — (22)
Total Centrally Cleared Interest Rate Swaps (35)
Total Centrally Cleared Swaps (24)
Net payments (receipts) of variation margin to date 20
Variation margin receivable (payable) on centrally cleared swaps $ (4)
* Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $39.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/26 MXN 11,400 USD 613 $ 7
Bank of America 1/16/26 USD 617 MXN 11,400 (3)
Bank of America 1/23/26 CHF 414 USD 523 (4)
Bank of America 2/20/26 USD 633 GBP 480 (3)
Barclays Bank 2/20/26 USD 629 GBP 480 (6)
Deutsche Bank 1/16/26 USD 216 HUF 73,300 (7)
Goldman Sachs 2/20/26 USD 873 EUR 755 (7)
Morgan Stanley 2/20/26 USD 342 EUR 294 —
RBC Dominion
Securities 1/23/26 USD 868 CHF 690 3
RBC Dominion
Securities 1/26/26 USD 635 CAD 885 —
RBC Dominion
Securities 2/6/26 CLP 346,965 USD 368 6
Standard Chartered 1/26/26 USD 801 CAD 1,115 —
State Street 1/16/26 HUF 38,850 USD 116 2
State Street 1/16/26 USD 1,558 HUF 529,545 (47)
State Street 2/20/26 EUR 256 USD 296 2
State Street 2/20/26 USD 128 EUR 110 —
Toronto-Dominion Bank 1/26/26 USD 631 CAD 885 (4)
Toronto-Dominion Bank 2/20/26 USD 3,401 EUR 2,918 1
UBS Investment Bank 1/23/26 CHF 276 USD 348 (2)
UBS Investment Bank 2/20/26 USD 877 EUR 755 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (65)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 25 Euro BOBL contracts 12/25 (3,422) $ (5)
Short, 12 Euro BTP contracts 12/25 (1,690) (38)
Short, 6 Euro BUND contracts 12/25 (897) (6)
Short, 74 MSCI EAFE Index contracts 12/25 (10,430) (99)
Short, 126 S&P 500 E-Mini Index contracts 12/25 (43,215) (1,489)
Short, 5 Government of Canada five year bond
contracts 3/26 (409) (1)
Long, 224 U.S. Treasury Notes five year contracts 3/26 24,587 12
Long, 26 U.S. Treasury Notes ten year contracts 3/26 2,947 —
Long, 124 U.S. Treasury Notes two year contracts 3/26 25,899 (7)
Short, 50 Ultra U.S. Treasury Bonds contracts 3/26 (6,047) (39)
Short, 30 Ultra U.S. Treasury Notes ten year
contracts 3/26 (3,486) (2)
Net payments (receipts) of variation margin to date 1,443
Variation margin receivable (payable) on open futures contracts $ (231)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.70%  $ — $ 2,676 $ 1,140
T. Rowe Price Inflation Protected Bond Fund - I
Class, 4.71%  — (51) 319
T. Rowe Price Institutional Emerging Markets
Equity Fund  (382) 44,363 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.75%  — (38) 605
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.34%  — 421 1,314
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.20%  — 286 1,444
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 4.11%  — (227) 612
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (12,965) 10,896 4,010
T. Rowe Price Real Assets Fund - I Class  2,345 33,352 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.62%  — 2,906 1,348
T. Rowe Price Government Reserve Fund,
4.02% — — 154++
T. Rowe Price Treasury Reserve Fund, 3.99% — — 1,951++
Totals $ (11,002)# $ 94,584 $ 12,897+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.70%  $ 35,031 $ 1,134 $ — $ 38,841
T. Rowe Price Inflation
Protected Bond Fund - I Class,
4.71%  7,289 310 — 7,548
T. Rowe Price Institutional
Emerging Markets Equity
Fund  210,065 — 8,382 246,046
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.75%  16,494 603 — 17,059
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.34%  36,624 3,222 — 40,267
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.20%  77,347 5,436 — 83,069
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 4.11%  15,337 595 — 15,705
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  71,333 4,010 81,965 4,274
T. Rowe Price Real Assets
Fund - I Class  187,102 — 16,331 204,123
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.62%  63,216 1,326 — 67,448
T. Rowe Price Government
Reserve Fund, 4.02% 15,454  ¤  ¤ 114,493
T. Rowe Price Treasury
Reserve Fund, 3.99% 96,218  ¤  ¤ 5,946
Total $ 844,819^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $12,897 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $772,837.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,528,321) $ 3,827,680
Receivable for shares sold 10,176
Dividends and interest receivable 4,861
Foreign currency (cost $3,436) 3,443
Receivable for investment securities sold 1,632
Bilateral swap premiums paid 474
Cash 53
Unrealized gain on bilateral swaps 25
Unrealized gain on forward currency exchange contracts 21
Other assets 13,868
Total assets 3,862,233
Liabilities
Payable for investment securities purchased 16,088
Obligation to return securities lending collateral 5,946
Investment management fees payable 1,385
Options written (premiums $1,612) 780
Payable for shares redeemed 460
Variation margin payable on futures contracts 231
Due to affiliates 105
Unrealized loss on forward currency exchange contracts 86
Variation margin payable on centrally cleared swaps 4
Payable to directors 2
Other liabilities 267
Total liabilities 25,354
NET ASSETS $ 3,836,879

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,490,855
Paid-in capital applicable to 84,958,350 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 2,346,024
NET ASSETS $ 3,836,879
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,264,795; Shares outstanding: 28,025,001) $ 45.13
I Class
(Net assets: $2,572,084; Shares outstanding: 56,933,349) $ 45.18

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $4) $ 29,232
.
  Interest 5,476
Securities lending 43
Total income 34,751
Expenses
Investment management 10,772
Shareholder servicing
Investor Class $ 996
I Class 114 1,110
Prospectus and shareholder reports
Investor Class 19
I Class 6 25
Custody and accounting 231
Legal and audit 61
Registration 30
Directors 6
Miscellaneous 17
Waived / paid by Price Associates (2,677)
Total expenses 9,575
Net investment income 25,176

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 107,177
Futures (4,081)
Swaps (32)
Options written 5,079
Forward currency exchange contracts (155)
Foreign currency transactions 20
Net realized gain 108,008
Change in net unrealized gain / loss
Securities 267,779
Futures (1,506)
Swaps (165)
Options written 670
Forward currency exchange contracts (8)
TBA Sales Commitments (10)
Other assets and liabilities denominated in foreign currencies (7)
Change in net unrealized gain / loss 266,753
Net realized and unrealized gain / loss 374,761
INCREASE IN NET ASSETS FROM OPERATIONS $ 399,937

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 25,176 $ 55,450
Net realized gain 108,008 182,509
Change in net unrealized gain / loss 266,753 56,491
Increase in net assets from operations 399,937 294,450
Distributions to shareholders
Net earnings
Investor Class – (77,672)
I Class – (140,749)
Decrease in net assets from distributions – (218,421)
Capital share transactions
*
Shares sold
Investor Class 32,566 93,516
I Class 154,610 533,940
Distributions reinvested
Investor Class – 75,718
I Class – 138,032
Shares redeemed
Investor Class (118,487) (380,188)
I Class (163,440) (344,753)
Increase (decrease) in net assets from capital
share transactions (94,751) 116,265
Net Assets
Increase during period 305,186 192,294
Beginning of period 3,531,693 3,339,399
End of period $ 3,836,879 $ 3,531,693
*Share information (000s)
Shares sold
Investor Class 757 2,314
I Class 3,546 13,225
Distributions reinvested
Investor Class – 1,951
I Class – 3,559
Shares redeemed
Investor Class (2,740) (9,419)
I Class (3,816) (8,590)
Increase (decrease) in shares outstanding (2,253) 3,040

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Growth Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund has two classes of shares: the
Spectrum Moderate Growth Allocation Fund (Investor Class) and the Spectrum
Moderate Growth Allocation Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income.
Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis,

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 238,166 $ — $ 238,166
Bond Funds 269,937 — — 269,937
Common Stocks 1,967,432 627,787 4,174 2,599,393
Convertible Preferred Stocks 1,717 — 7,638 9,355
Equity Funds 454,443 — — 454,443
Private Investment
Companies — — 135,947 135,947
Short-Term Investments 114,493 — — 114,493
Securities Lending Collateral 5,946 — — 5,946
Total Securities 2,813,968 865,953 147,759 3,827,680
Swaps* — 534 — 534
Forward Currency Exchange
Contracts — 21 — 21
Futures Contracts* 12 — — 12
Total $ 2,813,980 $ 866,508 $ 147,759 $ 3,828,247
Liabilities
Options Written $ — $ 780 $ — $ 780
Swaps* — 59 — 59
Forward Currency Exchange
Contracts — 86 — 86
Futures Contracts* 1,686 — — 1,686
Total $ 1,686 $ 925 $ — $ 2,611
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at November 30, 2025, totaled $5,299,000 for the six months ended November 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
11/30/25
Investment in Securities
Common Stocks $ 1,868 $ 416 $ 2,088 $ (198) $ 4,174
Convertible Bonds 150 (26) — (124) —
Convertible Preferred Stocks 5,467 1,651 981 (461) 7,638
Private Investment Companies 72,838 4,609 62,000 (3,500) 135,947
Total $ 80,323 $ 6,650 $ 65,069 $ (4,283) $ 147,759

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$4,174 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
15% 15% Decrease
Market
comparable
Private
company
valuation
—# —# —#
Enterprise
value to sales
multiple
1.0x
– 2.0x
1.1x Increase
Enterprise
value to gross
profit multiple
4.9x 4.9x Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$7,638 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
5% 5% Decrease
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Probability
for potential
outcome
25%
– 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
– 30.7x
10.9x Increase
Sales growth
rate
15%
– 111%
54% Increase
Enterprise
value to gross
profit multiple
2.0x
– 32.3x
21.0x Increase
Gross profit
growth rate
18%
– 116%
90% Increase
Enterprise
value to
EBITDA
multiple
19.6x 19.6x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Premium to
public company
multiples
1%
– 79%
31% Increase
Cost of capital 30%
- 40%
35% Decrease
Rate of return 29%
- 35%
32% Decrease
Discount to
public company
multiples
20%
– 40%
27% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value,
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% - 5% 5% Increase
Volatility 45%
- 58%
55% Increase
Private
Investment
Companies
$135,947 Rollforward of
Investee NAV
Estimated
return
0.13% 0.13% Increase

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures $ 21
Foreign exchange derivatives Forwards 21
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 525
*
Total $ 567
*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 142
Foreign exchange derivatives Forwards 86
Credit derivatives Centrally Cleared Swaps, Options
Written 458
Equity derivatives Futures, Options Written 1,925
Total $ 2,611

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (31) $ (31)
Interest rate
derivatives (153) — 663 — (358) 152
Foreign
exchange
derivatives — — — (155) — (155)
Credit
derivatives (26) 446 — — 357 777
Equity
derivatives (47) 4,633 (4,744) — — (158)
Total $ (226) $ 5,079 $ (4,081) $ (155) $ (32) $ 585

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 6 $ 6
Interest rate
derivatives 39 — (209) — (8) (178)
Foreign
exchange
derivatives — — — (8) — (8)
Credit
derivatives — (218) — — (163) (381)
Equity
derivatives 21 888 (1,297) — — (388)
Total $ 60 $ 670 $ (1,506) $ (8) $ (165) $ (949)
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments;
both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30,
2025, securities valued at $1,070,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2025,

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

collateral pledged by counterparties to the fund for bilateral derivatives consisted of $470,000 cash. As of November 30, 2025, securities valued at $5,059,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and 4% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-
traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the
position. Risks related
to the use of options include
possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 8% and 19% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest
rates
applied to a notional principal
amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $33,538,000 (0.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of November 30, 2025, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days' prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S.
government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was
$7,733,000; the aggregate value of collateral was $8,165,000 and consisted of cash collateral and related investments of $5,946,000 and U.S. government securities of $2,219,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $713,944,000 and $791,921,000, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. government securities aggregated $101,345,000 and $109,821,000, respectively, for the six months ended November 30, 2025.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,550,635,000. Net unrealized gain aggregated $1,275,752,000 at period-end, of which $1,381,122,000 related to appreciated investments and $105,370,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30, 2025 as indicated in the table below. At November 30, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $574,000 for T. Rowe Price Services, Inc.;
Investor
Class I Class
Expense limitation/I Class Limit 0.94% 0.05%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

and $27,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
November 30, 2025, are as follows:

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Total management fee waived was allocated ratably in the amounts of $913,000 and $1,764,000 for the Investor Class and I Class, respectively, for the six months ended November 30, 2025.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended November 30, 2025, this reimbursement amounted to $4,000, which is included in Net realized gain (loss)
on Securities in the Statement of Operations.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.64% $ 113
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 4
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 1,283
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 46
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 97
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 199
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 20
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 261
T. Rowe Price Real Assets Fund - I Class 0.63% 635
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 19
Total Management Fee Waived $ 2,677

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F103-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026